Allowance for loan losses - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014 loans		Dec. 31, 2013 loans
Financing Receivable, Modifications [Line Items]
Financing Receivable Credit Quality Additional Information		Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.
Credit Card T D R Modification Time Period		24
Recorded Investment Loan Split		$ 10,100,000		$ 165,000,000
Charge Offs Included Recorded Investment Loan Split		2,100,000		26,600,000
Recorded Investment Period End		2,900,000		130,000,000
Allowance Loans Modified Loan Split		166,000		64,000,000
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments	(17,000,000)
Change Allowance For Loan Losses Increased Look Back Period For Determining Recent Loss Trend Adjustment For Consumer And Mortgage Loans	(1,000,000)
Loan Note Ab Split		6		6
Applicable Credit And Macroeconomic Indicators Applied As Incremental Adjustment	12-months
Banco Popular North America [Member]
Financing Receivable, Modifications [Line Items]
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments	(3,700,000)
Change Allowance For Loan Losses Increased Look Back Period For Determining Recent Loss Trend Adjustment For Consumer And Mortgage Loans	(100,000)
Recent Loss Trend Adjustment Percentage		21.00%		29.00%
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Recorded Investment		15,015,000		21,448,000
Net Impact Revisions	800,000
Covered Under Loss Sharing Agreements With F D I C [Member] | Banco Popular De Puerto Rico [Member]
Financing Receivable, Modifications [Line Items]
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments	800,000
Non Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Recorded Investment		1,107,602,000	[1]	950,337,000
Net Impact Revisions	18,700,000
Non Covered Loans [Member] | Banco Popular De Puerto Rico [Member]
Financing Receivable, Modifications [Line Items]
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments	(14,100,000)
Change Allowance For Loan Losses Increased Look Back Period For Determining Recent Loss Trend Adjustment For Consumer And Mortgage Loans	(900,000)
Recent Loss Trend Adjustment Percentage		50.00%		27.00%
Commercial Real Estate Construction Financing Receivable Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Recorded Investment		2,419,000		3,464,000
Commercial Real Estate Construction Financing Receivable Member | Non Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Recorded Investment		5,941,000	[1]	11,290,000
Commercial Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Recorded Investment		4,946,000		17,406,000
Commercial Portfolio Segment Member | Non Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Recorded Investment		303,449,000	[1]	189,602,000
Commercial Construction Legacy Portfolios [Member]
Financing Receivable, Modifications [Line Items]
Recent Loss Trend Adjustment	12-months
Mortgage Consumer Portfolios [Member]
Financing Receivable, Modifications [Line Items]
Historical Loss Period	18-months
Recent Loss Trend Adjustment	12-months			6-months
Commercial Construction Portfolios [Member]
Financing Receivable, Modifications [Line Items]
Historical Loss Period	3-year
Loan | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Modifications [Line Items]
Loans And Leases Receivable Impaired Commitment To Lend		1,000,000		0
Loan | Commercial Portfolio Segment Member
Financing Receivable, Modifications [Line Items]
Loans And Leases Receivable Impaired Commitment To Lend		$ 5,000,000		$ 3,000,000

[1]	Excludes TDRs from discontinued operations.